4 SALES CONCENTRATION AND CONCENTRATION OF CREDIT RISK (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Concentration Risks, Types, No Concentration Percentage [Abstract]
Maximum insurance of Federal Deposit Insurance Corporation	$ 250,000	$ 250,000
Percentage of revenues	0.96	0.86
Accounts receivable from major customer	$ 89,932	$ 56,773
Percentage of accounts receivable	0.99	0.98